Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net sales:
Net sales	$ 190,510	$ 91,642	$ 42,629
Cost of goods sold:
Cost of goods sold	176,469	77,430	42,582
Provision for losses on contracts	5,932	2,055	2,816
Total cost of goods sold	182,401	79,485	45,398
Gross profit	8,109	12,157	(2,769)
Operating expenses:
General and administrative	76,747	8,286	8,231
Sales, marketing and customer service	39,428	1,401	2,050
Provision for (Reversal of) doubtful accounts and notes	45,328	(2,043)	9,303
Impairment charges	10,853		7,500
Engineering, design and product management			1,761
Total operating expenses	172,356	7,644	28,845
Operating (loss) income	(164,247)	4,513	(31,614)
Other income (expense):
Interest expense	(9,275)	(2,259)	(4,321)
Interest income	2,218	1,212	1,655
Loss on extinguishment of convertible bonds		(8,907)
Gain from deconsolidation			3,537
Change in fair value of derivative asset/liability	(15,650)	972
Loss on investment in an affiliate	(2,493)
Net foreign exchange gain	4,412	1,498
Others	628	815	(688)
Total other expense, net	(20,160)	(6,669)	183
Loss before income taxes	(184,407)	(2,156)	(31,431)
Income tax expense	673	3,040	813
Net loss	(185,080)	(5,196)	(32,244)
Net loss attributable to noncontrolling interests	(282)	0
Net loss attributable to stockholders of the Company	$ (184,798)	$ (5,196)	$ (32,244)
Net loss per common share:
Basic and Diluted (in Dollars per share)	$ (0.30)	$ (0.02)	$ (0.16)
Weighted average number of common shares used in computing per share amounts:
Basic and Diluted (in Shares)	612,047,053	307,005,057	198,214,456